Note 9 - Stock-based Compensation - Summary of Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance, shares available for grant (in shares)	19,549	732,149	1,060,400
Balance, shares underlying options (in shares)	1,744,811	1,032,211	733,960
Balance, weighted average exercise price per share (in dollars per share)		$ 6.53	$ 8.90	$ 9.79
Aggregate intrinsic value		$ 1,030,547	$ 56,225	$ 169,495
Granted, shares available for grant (in shares)	(1,000)	(733,400)	(404,000)
Granted, shares underlying options (in shares)	1,000	733,400	404,000
Granted, weighted average exercise price per share (in dollars per share)		$ 3.42	$ 7.49
Forfeitures , shares available for grant (in shares)		20,800	75,749
Forfeited, shares underlying options (in shares)		(20,800)	(75,749)
Forfeited, weighted average exercise price per share (in dollars per share)		$ 15.10	$ 7.34
Balance, shares available for grant (in shares)	18,549	19,549	732,149
Balance, shares underlying options (in shares)	1,745,811	1,744,811	1,032,211